Property and Equipment - Carrying Amount (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 336,135	$ 300,081
Accumulated depreciation and amortization	(196,405)	(162,907)
Property and equipment, net	139,730	137,174
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	36,278	32,978
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	17,141	17,247
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	183,542	162,853
Automobiles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	19	19
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	95,362	77,390
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,793	$ 9,594